AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS—March 31, 2021

Industry Description		Ratings (1)					Principal
	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date (2)	Amount**/ Shares	Value (Note 1)
LOANS (3) (4)-86.3%
Aerospace & Defense-0.7%

Spirit AeroSystems Inc.	BTL-B	Ba2	BB-	6.00	1 ML+5.25%	01/15/2025	139,650	139,999
TransDigm Group, Inc.	BTL-F	Ba3	B+	2.36	1 ML+2.25%	12/09/2025	856,813	838,119

								978,118

Airlines-0.9%

JetBlue Airways Corp	BTL	Ba2	B+	6.25	3 ML+5.25%	06/17/2024	187,688	192,028
Mileage Plus Holdings LLC	BTL-B	Baa3	NR	6.25	3 ML+5.25%	06/21/2027	375,000	398,125
SkyMiles IP Ltd	BTL-B	Baa1	NR	4.75	3 ML+3.75%	10/20/2027	635,000	666,036

								1,256,189

Auto Components-2.0%

Adient US LLC	BTL-B	Ba3	BB-	4.36	1 ML+4.25%	05/06/2024	421,188	420,662
Adient US LLC	BTL-B	Ba3	BB-	4.44	3 ML+4.25%	05/06/2024	143,750	143,569
Clarios Global LP(9)	BTL-B	NR	NR	3.25	1 ME+3.25%	04/30/2026	EUR 483,376	563,470
Clarios Global LP	BTL-B	Ba3	BB	3.36	1 ML+3.25%	04/30/2026	483,609	480,788
First Brands Group LLC	BTL-B	B2	B	8.50	3 ML+7.50%	02/02/2024	677,542	688,382
First Brands Group LLC	2nd Lien	B2	B	TBD		03/22/2028	390,000	386,100
Truck Hero, Inc.	BTL-B	B2	B-	4.50	1 ML+3.75%	01/31/2028	215,000	214,578

								2,897,549

Building Products-1.1%

Cornerstone Building Brands, Inc.	BTL-B	B1	B+	TBD		04/12/2028	208,753	207,840
CP Atlas Buyer, Inc.	BTL-B	B2	B-	4.25	3 ML+3.75%	11/23/2027	445,000	441,732
NCI Building Systems, Inc.	BTL-B	B1	B+	3.86	1 ML+3.75%	04/12/2025	251,322	250,631
Watlow Electric Manufacturing Co.	BTL-B	B2	B	TBD		03/02/2028	265,000	264,504
Wilsonart LLC	BTL-D	B3	CCC+	4.25	3 ML+3.25%	12/19/2023	512,637	511,448

								1,676,155

Capital Markets-1.1%

Deerfield Dakota Holding LLC	BTL-B	B2	B-	4.75	1 ML+3.75%	04/09/2027	595,749	595,749
NFP Corp.	BTL	B1	B	3.36	1 ML+3.25%	02/15/2027	666,625	655,931
PAI Holdco, Inc.	BTL-B	B1	B	5.00	3 ML+4.00%	10/28/2027	345,000	345,863

								1,597,543

Chemicals-3.7%

American Airlines, Inc.	BTL	Ba2	NR	TBD		04/20/2028	505,000	516,092
ASP Unifrax Holdings, Inc.	BTL-B1	Caa1	CCC+	3.95	3 ML+3.75%	12/12/2025	249,030	235,645
ASP Unifrax Holdings, Inc.	BTL-B2	Caa3	CCC	8.68	3 ML+8.50%	12/14/2026	375,000	343,125
Diamond (BC) BV	BTL	Ba3	B	3.11	1 ML+3.00%	09/06/2024	885,263	880,006
Diamond (BC) BV(9)	BTL	B2	B-	3.25	1 ME+3.25%	09/06/2024	EUR 220,606	258,188
Hexion, Inc.	BTL	Ba3	B+	3.74	3 ML+3.50%	07/01/2026	387,718	387,476
Ineos Styrolution US Holdings LLC	BTL-B	B2	B	TBD		01/29/2026	255,000	253,853
Messer Industries GmbH	BTL-B1	Ba2	BB	2.70	3 ML+2.50%	03/01/2026	395,086	391,629
NIC Acquistion Corp.	BTL	B3	B	4.50	6 ML+3.75%	12/29/2027	240,000	238,650
SCIH Salt Holdings, Inc.	BTL-B	B3	B	5.50	3 ML+4.50%	03/16/2027	398,000	398,166
Tronox Finance LLC	BTL-B	Ba3	BB-	2.61	1 ML+2.50%	03/13/2028	275,893	274,169
Tronox Finance LLC	BTL-B	Ba3	BB-	2.68	3 ML+2.50%	03/13/2028	376,217	373,865
U.S. Coating Acquisition, Inc.	BTL-B2	Ba1	BBB-	2.00	3 ML+1.75%	06/01/2024	389,410	387,324
WR Grace & Co.	BTL-B1	Ba2	BBB-	1.95	3 ML+1.75%	04/03/2025	180,938	179,242
WR Grace & Co.	BTL-B2	Ba2	BBB-	1.95	3 ML+1.75%	04/03/2025	310,974	308,058

								5,425,488

Commercial Services & Supplies-3.7%

Amentum Government Services Holdings LLC	BTL-B	B1	B	3.61	1 ML+3.50%	01/29/2027	530,988	524,350
Amentum Government Services Holdings LLC	BTL-B	B1	B	5.50	3 ML+4.75%	01/29/2027	400,000	399,500
APX Group, Inc.	BTL	B3	B-	5.11	1 ML+5.00%	12/31/2025	632,456	631,666
APX Group, Inc.	BTL	B3	B-	7.25	USFRBPLR+4.00%	12/31/2025	421	420
AVSC Holding Corp.(15)	BTL-B1	Caa2	CCC	0.01-4.50	3 ML+3.50%	03/03/2025	398,799	352,937
Brickman Group, Ltd.	BTL-B	B1	BB-	2.61	1 ML+2.50%	08/15/2025	991,377	985,181
Clean Harbors, Inc.	BTL	Ba1	BBB-	1.86	1 ML+1.75%	06/28/2024	532,243	532,243
Ensemble RCM LLC	BTL	B2	B	3.96	3 ML+3.75%	08/03/2026	274,304	273,618
Filtration Group Corporation	BTL	B3	B	4.50	1 ML+3.75%	03/29/2025	368,150	367,506
Verisure Holdings AB(9)	BTL-B	B1	B-	3.50	6 ME+3.50%	07/20/2026	EUR 600,000	701,275
Verisure Holdings AB	BTL	Ba2	BB-	TBD		01/15/2028	EUR 600,000	700,762

								5,469,458

Construction & Engineering-1.5%

Brand Energy & Infrastructure Services, Inc.	1st Lien	B3	B-	5.25	3 ML+4.25%	06/21/2024	990,537	973,667
Power Buyer LLC	BTL	B3	B-	4.25	3 ML+3.25%	03/06/2025	605,773	599,337
Power Buyer LLC	2nd Lien	Caa2	CCC	8.25	3 ML+7.25%	03/06/2026	585,000	568,547

								2,141,551

Construction Materials-1.3%

Quikrete Holdings, Inc.	BTL	Ba3	BB-	2.61	1 ML+2.50%	02/01/2027	991,298	983,638
Summit Materials LLC	1st Lien	Ba1	BBB-	2.11	1 ML+2.00%	11/21/2024	880,425	876,390

								1,860,028

Containers & Packaging-2.8%

Berlin Packaging LLC (Wolfpack Borrower)	BTL-B1	B3	B-	3.12	1 ML+3.00%	11/07/2025	514,864	505,082
Flex Acquisition Company Inc.	BTL	B2	B	4.00	1 ML+3.50%	02/23/2028	606,216	598,165
Pods, LLC	BTL-B	B2	B	TBD		03/31/2028	310,000	308,321
Pregis TopCo LLC	BTL	B2	B-	5.00	1 ML+4.25%	08/01/2026	300,000	300,000
Proampac PG Borrower LLC	BTL	B2	B-	5.00	3 ML+4.00%	11/03/2025	392,699	392,011
Proampac PG Borrower LLC	BTL	B2	B-	5.00	1 ML+4.00%	11/03/2025	473,818	472,989
Reynolds Group Holdings, Inc.	BTL	B1	B+	2.86	1 ML+2.75%	02/05/2023	191,667	191,008
Tosca Services LLC	BTL	B2	B	4.25	1 ML+3.50%	08/18/2027	663,300	661,365
Tricorbraun Holdings, Inc.(6)	Delayed Draw	B2	B-	TBD		03/03/2028	127,621	126,364
Tricorbraun Holdings, Inc.	BTL	B2	B-	TBD		03/03/2028	567,380	561,794

								4,117,099

Diversified Consumer Services-1.1%

Belron Finance US LLC	BTL-B	Ba3	BB+	2.45	3 ML+2.25%	11/13/2025	586,500	582,834
Belron Finance US LLC	BTL-B	Ba3	BB+	2.46	3 ML+2.25%	10/30/2026	148,125	147,014
Signal Parent, Inc.	BTL-B	B1	B	TBD		03/25/2028	450,000	446,625
Weight Watchers International, Inc.	BTL-B	Ba2	BB	5.50	1 ML+4.75%	11/29/2024	421,048	421,048

								1,597,521

Diversified Financial Services-2.5%

EVO Payments International LLC	BTL	B2	B	3.36	1 ML+3.25%	12/22/2023	910,472	908,196
Millennium Trust Company, LLC (Minotaur Acquisition, Inc.)	BTL-B	B2	B	5.11	1 ML+5.00%	03/27/2026	416,500	415,459
MPH Acquisition Holdings LLC	BTL-B	Ba3	B+	3.75	3 ML+2.75%	06/07/2023	700,631	696,491
Nets Holding AS(9)	BTL-B	B1	B	3.25	3 ME+3.25%	02/06/2025	EUR 798,159	933,922
Trans Union LLC	BTL-B5	Ba2	BBB-	1.86	1 ML+1.75%	11/16/2026	409,233	406,164
Verscend Holding Corp.	BTL-B	B2	B+	TBD		08/27/2025	327,590	326,771

								3,687,003

Diversified Telecommunication Services-3.2%

Altice France SA	BTL	B1	B	3.79	1 ML+3.69%	01/31/2026	987,613	976,997
Consolidated Communications Inc	BTL-B	B2	B+	5.75	1 ML+4.75%	10/02/2027	149,941	149,866
EG Group LTD	BTL	Ba3	B	TBD		03/10/2026	240,000	237,400
EG Group LTD	2nd Lien	B2	B	TBD		04/10/2027	EUR 350,000	403,673
Frontier Communications Corp.	BTL	B3	B+	5.75	1 ML+4.75%	10/08/2021	560,000	559,650
Lorca Finco PLC(9)	BTL-B2	B1	B	4.25	6 ME+4.25%	09/17/2027	EUR 845,000	991,179
MTN Infrastructure TopCo, Inc.	BTL	B2	B	4.00	1 ML+3.00%	11/15/2024	989,956	986,449
Telenet Financing USD LLC	BTL-AR	B1	BB-	2.11	1 ML+2.00%	04/30/2028	370,000	364,855

								4,670,069

Electric Utilities-0.2%

Exgen Renewables IV LLC	BTL	Ba3	BB-	3.75	3 ML+2.75%	12/15/2027	279,300	279,649

Electronic Equipment, Instruments & Components-0.7%

Avantor, Inc.	BTL-B3	Ba1	BB+	3.25	1 ML+2.25%	11/21/2024	107,705	107,679
Avantor, Inc.	BTL-B4	Ba1	BB+	3.25	1 ML+2.25%	11/08/2027	683,288	682,946
Lifescan Global Corporation	BTL-B	B3	B	6.24	3 ML+6.00%	10/01/2024	203,578	197,047

								987,672

Energy Equipment & Services-0.3%

Concorde Midco LTD	BTL-B	B2	NR	TBD		03/01/2028	EUR 315,000	368,708
Philadelphia Energy Solutions LLC†(5)(10)(11)(13)	BTL-C	NR	NR	11.24	USFRBPLR+6.99%	12/31/2022	849,840	10,623
Seadrill Partners Finco LLC(17)	BTL	NR	NR	9.00-13.00	1 ML+6.00%	02/21/2022	990	1,060

								380,391

Entertainment-2.6%

Crown Finance US, Inc.(9)	BTL	Caa2	CCC	2.63	6 ME+2.63%	02/28/2025	131,410	128,484
Crown Finance US, Inc.	BTL	Caa2	CCC	3.50	6 ML+2.50%	02/28/2025	580,738	494,287
Crown Finance US, Inc.	BTL-B1	B3	B-	TBD		05/23/2024	179,204	226,334
Delta 2 (Lux) SARL	BTL-B	Ba3	BB-	3.50	1 ML+2.50%	02/01/2024	850,951	840,550
NAI Entertainment Holdings LLC	BTL-B	B3	B+	3.50	1 ML+2.50%	05/08/2025	412,000	400,928
Nascar Holdings, Inc.	BTL-B	Ba3	BB	2.86	1 ML+2.75%	10/19/2026	218,400	216,871
Playtika Holding Corp	BTL	Ba2	BB	TBD		03/13/2028	380,000	377,557
UFC Holdings LLC	BTL-B	B2	B	3.75	6 ML+3.00%	04/29/2026	947,450	943,108
William Morris Endeavor Entertainment LLC	BTL-B1	B2	B	2.94	3 ML+2.75%	05/18/2025	294,027	276,845

								3,904,964

Food & Staples Retailing-1.1%

Bellis Acquisition Company	BTL-B	B1	NR	TBD		02/12/2026	EUR 325,000	380,254
U.S. Foods, Inc.	BTL-B	B3	BB-	1.86	1 ML+1.75%	06/27/2023	764,868	754,131
U.S. Foods, Inc.	BTL-B	B3	BB-	2.11	1 ML+2.00%	09/13/2026	531,900	520,763

								1,655,148

Food Products-2.5%

Atkins Nutritionals, Inc.	BTL-B	B1	BB-	4.75	1 ML+3.75%	07/07/2024	403,261	403,513
Bellring Brands LLC	BTL-B	B2	B+	4.75	1 ML+4.00%	10/21/2024	147,899	148,823
CHG PPC Parent LLC	BTL-B	B2	B	2.86	1 ML+2.75%	03/31/2025	418,175	411,902
Froneri International PLC	BTL	Caa2	CCC	2.36	1 ML+2.25%	01/29/2027	645,125	635,549
Froneri International PLC(9)	BTL	B1	B+	2.63	6 ME+2.63%	01/29/2027	EUR 700,000	810,321
Froneri International PLC(9)	2nd Lien	B3	B-	5.75	6 ME+5.75%	01/31/2028	EUR 100,000	118,052
Froneri International PLC	2nd Lien	B1	B+	5.86	1 ML+5.75%	01/31/2028	100,000	100,938
Hostess Brands LLC	BTL	B1	BB-	3.00	3 ML+2.25%	08/03/2025	576,527	572,820
Hostess Brands LLC	BTL	B1	BB-	3.00	1 ML+2.25%	08/03/2025	216,205	214,815
Utz Quality Foods LLC	BTL-B	B1	B	3.11	1 ML+3.00%	01/20/2028	319,200	318,573

								3,735,306

Health Care Equipment & Supplies-0.1%

CPI Holdco LLC	BTL	B2	B	TBD		11/04/2026	99,748	99,773

Health Care Providers & Services-6.9%

ADMI Corp	BTL-B2	B2	B	3.75	1 ML+3.25%	12/23/2027	635,000	628,738
Biogroup LCD	BTL-B	B1	B+	TBD		01/28/2028	EUR 710,000	826,967
Cano Health LLC(6)	Delayed Draw	B3	B-	4.75		11/19/2027	187,023	186,789
Cano Health LLC	BTL	B3	B-	5.50	3 ML+4.75%	11/19/2027	511,695	511,055
Catalent Pharma Solutions, Inc.	BTL-B3	Ba1	BBB-	2.50	1 ML+2.00%	02/22/2028	574,763	574,403
Change Healthcare Holdings, Inc.	BTL-B	B1	B+	3.50	1 ML+2.50%	03/01/2024	317,739	317,183
Change Healthcare Holdings, Inc.	BTL-B	B1	B+	3.50	3 ML+2.50%	03/01/2024	534,059	533,124
Dental Corp of Canada Inc	2nd Lien	B2	B-	8.50	1 ML+7.50%	06/06/2026	200,000	199,250
Dental Corp. Perfect Smile ULC	1st Lien	Ba3	BB-	4.75	1 ML+3.75%	06/06/2025	743,846	736,639
DuPage Medical Group, Ltd.	BTL	NR	NR	3.50	1 ML+2.75%	08/15/2024	405,147	402,363
Elsan SAS	BTL-B	B2	B-	TBD		02/05/2028	EUR 380,000	444,084
Envision Healthcare Corp.	BTL	Caa1	CCC	3.86	1 ML+3.75%	10/10/2025	351,884	302,376
eResearchTechnology, Inc.	BTL	B2	B-	TBD		02/04/2027	134,660	134,639
Eyecare Partners LLC	BTL	B2	B	3.86	1 ML+3.75%	02/18/2027	718,790	710,318
Gentiva Health Services, Inc.	BTL	B1	B	2.88	1 ML+2.75%	07/02/2025	863,470	857,354
Horizon Therapeutics USA, Inc.	BTL-B	Ba1	BB+	TBD		03/15/2028	615,000	612,694
MED ParentCo LP	Delayed Draw	B2	B-	4.25-4.36		08/31/2026	161,372	159,718
MED ParentCo LP	1st Lien	B2	B-	4.36	1 ML+4.25%	08/31/2026	803,502	795,267
MED ParentCo LP	BTL-B	NR	NR	TBD		08/31/2026	159,598	159,997
Pathway Vet Alliance LLC	BTL	B2	B	3.86	1 ML+3.75%	03/31/2027	262,454	260,908
Surgery Center Holdings, Inc.	1st Lien	B2	B-	4.25	1 ML+3.25%	09/03/2024	409,106	404,796
Surgery Center Holdings Inc	BTL	B2	B-	9.00	1 ML+8.00%	09/03/2024	470,250	474,953

								10,233,615

Health Care Technology-0.1%

athenahealth Inc	BTL	B2	B	4.45	3 ML+4.25%	02/11/2026	155,000	155,129

Hotels, Restaurants & Leisure-4.3%

8th Avenue Food & Provisions, Inc.	BTL	B2	B-	3.61	1 ML+3.50%	10/01/2025	415,438	414,399
8th Avenue Food & Provisions, Inc.	2nd Lien	Caa1	CCC	7.86	1 ML+7.75%	10/01/2026	270,000	266,625
Aramark Services, Inc.	BTL-B1	Ba2	BB+	1.86	1 ML+1.75%	03/11/2025	596,904	588,803
Boyd Gaming Corp.	BTL-B	Ba3	BB	2.33	1 WL+2.25%	09/15/2023	618,430	616,533
Caesars Resort Collection LLC	BTL-B	B1	B+	2.86	1 ML+2.75%	12/23/2024	989,828	973,249
Caesars Resort Collection LLC	BTL	B1	B+	4.61	1 ML+4.50%	07/21/2025	840,775	841,406
Carnival Corp	BTL-B	B1	B+	8.50	1 ML+7.50%	06/30/2025	461,513	475,358
CityCenter Holdings LLC	BTL-B	B2	B+	3.00	1 ML+2.25%	04/18/2024	493,544	486,895
Golden Entertainment, Inc.	BTL-B	B1	B+	3.75	1 ML+3.00%	10/21/2024	250,875	247,530
IRB Holding Corp	BTL	B2	B	4.25	3 ML+3.25%	12/15/2027	482,575	481,024
IRB Holding Corp	BTL	B2	B	4.25	1 ML+3.25%	12/15/2027	1,213	1,209
Penn National Gaming, Inc.	BTL-B1	B1	BB-	3.00	1 ML+2.25%	10/15/2025	617,310	613,529
Station Casinos LLC	BTL-B	B1	BB-	2.50	1 ML+2.25%	02/08/2027	404,594	397,694

								6,404,254

Household Durables-0.6%

Installed Building Products, Inc.	BTL-B	Ba2	BB+	2.36	1 ML+2.25%	04/15/2025	500,000	493,750
Weber-Stephen Products LLC	BTL-B	B1	B	4.00	1 ML+3.25%	10/30/2027	443,888	443,240

								936,990

Household Products-0.3%

Prestige Brands, Inc.	BTL-B4	Ba2	BB	2.11	1 ML+2.00%	01/26/2024	167,498	167,319
Reynolds Consumer Products, Inc.	BTL	Ba1	BBB-	1.86	1 ML+1.75%	02/04/2027	321,452	319,724

								487,043

Industrial Conglomerates-0.1%

Ameriforge Group, Inc.(16)	BTL	NR	NR	5.00-14.00	3 ML+8.00%	12/31/2023	109,069	63,260
UTEX Industries Inc.(12)	BTL	NR	NR	5.25-11.00	1 ML+5.25%	12/03/2025	16,688	16,020

								79,280

Insurance- 4.6%

Acrisure LLC	BTL-B	B2	B	3.70	3 ML+3.50%	02/15/2027	625,084	616,752
Asurion LLC	BTL-B6	Ba3	B+	3.11	1 ML+3.00%	11/03/2023	337,383	336,276
Asurion LLC	BTL-B7	Ba3	B+	3.11	1 ML+3.00%	11/03/2024	500,788	498,597
Asurion LLC	BTL-B8	Ba3	B+	3.36	1 ML+3.25%	12/23/2026	539,005	535,187
Asurion LLC	BTL-B3	B3	B	5.36	1 ML+5.25%	01/31/2028	720,000	732,420
Compass Investments, Inc.	BTL-B	B2	B	3.20	3 ML+3.00%	05/16/2024	1,063,023	1,049,926
Hub International, Ltd.	BTL-B1	B2	B	2.97	3 ML+2.75%	04/25/2025	957,913	943,629
Hyperion Insurance Group Ltd.	BTL-B	B3	B-	4.75	1 ML+3.75%	11/12/2027	119,630	119,556
Hyperion Insurance Group Ltd.	Delayed Draw	NR	NR	4.75	1 ML+3.75%	11/12/2027	144,407	144,316
Ryan Specialty Group LLC	BTL	B1	B	4.00	1 ML+3.25%	09/01/2027	268,650	268,202
Sedgwick Claims Management Services, Inc.	BTL-B	B2	B	3.36	1 ML+3.25%	12/31/2025	1,321,245	1,301,220
Sedgwick Claims Management Services, Inc.	BTL-B3	NR	NR	3.36	1 ML+3.25%	09/03/2026	233,825	236,163

								6,782,244

Internet & Direct Marketing Retail-1.1%

Go Daddy Operating Co. LLC	BTL-B1	Ba1	BB	1.86	1 ML+1.75%	02/15/2024	391,698	388,494
MH Sub I LLC	BTL	B2	B	4.75	1 ML+3.75%	09/13/2024	471,885	467,683
Rodan & Fields, LLC	BTL	Caa2	B-	4.11	1 ML+4.00%	06/16/2025	352,998	297,401
Shutterfly, Inc.	BTL-B	B2	B-	7.00	3 ML+6.00%	09/25/2026	460,556	460,844

								1,614,422

IT Services-4.0%

Blackhawk Network Holdings, Inc.	BTL-B	B1	B-	3.11	1 ML+3.00%	06/15/2025	796,759	783,954
CCC Information Services, Inc.	1st Lien	B3	B-	4.00	1 ML+3.00%	04/29/2024	896,853	895,358
Endure Digital, Inc.	BTL	B2	B	TBD		02/10/2028	845,000	840,775
Peraton Corp.	BTL-B	B1	B	TBD		02/01/2028	199,282	198,950
Peraton Corp.(6)	BTL-B	B1	B	TBD		02/01/2028	350,717	350,132
Tempo Acquisition LLC	BTL-B	B1	B	3.75	1 ML+3.25%	11/02/2026	970,590	969,620
WEX, Inc.	BTL-B3	Ba2	BB-	2.36	1 ML+2.25%	05/15/2026	1,004,421	999,579
WEX, Inc.	BTL	NR	NR	2.36	1 ML+2.25%	03/31/2028	860,000	856,775

								5,895,143

Leisure Products-0.5%

Hayward Industries, Inc.	1st Lien	B3	B+	3.61	1 ML+3.50%	08/05/2024	332,406	331,741
SRAM LLC	BTL-B	B1	BB-	3.75	3 ML+2.75%	03/15/2024	403,578	403,578
SRAM LLC	BTL-B	B1	BB-	3.75	1 ML+2.75%	03/15/2024	39,745	39,745

								775,064

Life Sciences Tools & Services-0.3%

PPD, Inc.	BTL	Ba2	BB-	2.75	1 ML+2.25%	01/13/2028	420,000	417,769

Machinery-2.8%

Alliance Laundry Systems LLC	BTL-B	B2	B	4.25	3 ML+3.50%	10/08/2027	413,963	412,669
Altra Industrial Motion Corp.	BTL-B	Ba2	BB-	2.11	1 ML+2.00%	10/01/2025	415,294	412,179
Fluidra SA	BTL-B	B2	B	2.11	1 ML+2.00%	07/02/2025	370,194	366,492
Ingersoll-Rand Company Ltd.(9)	BTL-B	NR	NR	2.00	1 ME+2.00%	03/01/2027	EUR 501,951	586,431
Navistar International Corp.	BTL-B	Ba2	BB-	3.62	1 ML+3.50%	11/06/2024	536,721	536,318
Vertical US Newco Inc.	BTL-B	B1	BB-	4.48	6 ML+4.25%	07/30/2027	721,380	722,281
Welbilt Inc	BTL-B	B3	CCC+	2.61	1 ML+2.50%	10/23/2025	500,000	478,750
WireCo WorldGroup, Inc.	1st Lien	B2	B+	5.20	3 ML+5.00%	09/30/2023	592,695	575,655

								4,090,775

Media-6.2%

Banijay Group US Holding Inc	BTL	B1	B	3.85	1 ML+3.75%	03/01/2025	422,875	418,294
Banijay Group US Holding Inc	BTL	B1	B	TBD		03/01/2025	EUR 170,000	198,815
Charter Communications Operating LLC	BTL-B2	Ba1	BBB-	1.86	1 ML+1.75%	02/01/2027	642,526	638,751
CSC Holdings, Inc.	BTL-B5	Ba3	BB	2.61	1 ML+2.50%	04/15/2027	500,377	493,944
CSC Holdings, Inc. (Neptune)	BTL-B	Ba3	BB	2.36	1 ML+2.25%	07/17/2025	491,477	483,736
E.W. Scripps Co.	BTL-B2	Ba3	BB-	3.31	1 ML+2.56%	05/01/2026	627,248	622,768
Gray Television, Inc.	BTL-C	Ba2	BB	2.62	1 ML+2.50%	01/02/2026	1,007,627	999,440
Houghton Mifflin Harcourt Publishing Company	BTL-B	Caa1	B	7.25	1 ML+6.25%	11/22/2024	468,750	466,406
NEP Group, Inc.	BTL	Caa1	B	3.36	1 ML+3.25%	10/20/2025	517,209	500,939
NEP Group, Inc.	2nd Lien	Caa3	CCC	7.11	1 ML+7.00%	10/19/2026	595,000	545,913
Nexstar Broadcasting, Inc.	BTL-B4	Ba3	BB	2.62	1 ML+2.50%	09/18/2026	750,393	744,095
Nielsen Fianance LLC	BTL-B5	Ba1	BBB-	4.75	1 ML+3.75%	06/04/2025	78,254	78,391
Radiate Holdco LLC	BTL	B1	B	4.25	1 ML+3.50%	09/25/2026	259,350	258,967
UPC Broadband Holding BV(9)	BTL-B2	B1	BB-	3.50	6 ME+3.50%	01/31/2029	EUR 150,000	176,052
UPC Broadband Holding BV(9)	BTL-B1	B1	BB-	3.50	6 ME+3.50%	01/31/2029	EUR 150,000	176,052
UPC Broadband Holding BV	BTL-B2	B3	B-	3.61	1 ML+3.50%	01/31/2029	435,000	433,447
UPC Broadband Holding BV	BTL-B1	B1	BB-	3.61	1 ML+3.50%	01/31/2029	435,000	433,447
Virgin Media Bristol LLC	BTL-Q	Ba3	BB	TBD		01/31/2029	480,000	478,714
Ziggo Secured Finance Partnership	BTL-I	B1	BB-	2.61	1 ML+2.50%	04/30/2028	1,000,000	988,889

								9,137,060

Metals & Mining-0.7%

American Rock Salt Co. LLC	1st Lien	B2	B	4.50	1 ML+3.50%	03/21/2025	990,209	991,447

Oil, Gas & Consumable Fuels-1.6%

BCP Renaissance Parent LLC	BTL	B2	B	4.50	3 ML+3.50%	10/31/2024	287,090	280,477
Grizzly Acquisition, Inc. (Northriver Midstream Finance)	BTL	Caa2	CCC	3.49	3 ML+3.25%	10/01/2025	592,260	583,376
Medallion Midland Acquisition LLC	1st Lien	B2	B-	4.25	1 ML+3.25%	10/30/2024	694,702	681,242
Oryx Midstream Services LLC	BTL-B	B2	B-	4.11	1 ML+4.00%	05/22/2026	568,655	554,084
Traverse Midstream Partners LLC	BTL-B	B3	B	6.50	1 ML+5.50%	09/27/2024	274,783	272,722

								2,371,901

Personal Products-0.2%

Revlon Consumer Products Corp.(5)	BTL	Ca	CC	4.25	3 ML+3.50%	09/07/2023	753,971	354,366
Revlon Consumer Products Corp.(5)	BTL	Ca	CC	4.50	2 ML+3.50%	09/07/2023	1,168	549

								354,915

Pharmaceuticals-2.8%

Elanco Animal Health Inc	BTL-B	Baa3	BB+	1.87	1 ML+1.75%	08/02/2027	762,563	751,805
Endo Luxembourg Finance Co. I SARL	BTL-B	NR	NR	5.00	3 ML+4.25%	04/29/2024	302,369	301,764
Endo Luxembourg Finance Co. I SARL	BTL	B2	B+	TBD		03/27/2028	197,000	194,948
Milano Acquisition Corp	BTL-B	B2	B+	4.75	3 ML+4.00%	10/01/2027	693,263	689,507
Packaging Coordinators Midco Inc.	BTL	B2	B-	4.50	3 ML+3.75%	11/30/2027	380,000	379,525
Valeant Pharmaceuticals International, Inc.	BTL	Ba2	BB	2.86	1 ML+2.75%	11/27/2025	916,544	910,992
Valeant Pharmaceuticals International, Inc.	BTL	B1	B	3.11	1 ML+3.00%	06/02/2025	926,551	922,810

								4,151,351

Professional Services-1.5%

AlixPartners LLP	BTL-B	B1	B+	3.25	1 ML+2.75%	02/04/2028	1,235,000	1,229,682
Dun & Bradstreet Corporation	BTL	B1	B+	3.36	1 ML+3.25%	02/06/2026	998,053	991,971

								2,221,653

Real Estate Investment Trusts-0.6%

VICI Properties 1 LLC	BTL	Ba2	BBB-	1.86	1 ML+1.75%	12/20/2024	853,864	843,368

Real Estate Management & Development-0.2%

Apleona Group	BTL-B	Ba2	NR	TBD		02/12/2028	EUR215,000	251,365

Road & Rail-0.8%

Boels Top Holding BV(9)	BTL-B	Ba3	BB+	4.00	3 ME+4.00%	02/06/2027	EUR605,000	709,927
Fly Funding II SARL	BTL-B	B2	B+	1.95	3 ML+1.75%	08/11/2025	498,151	486,320

								1,196,247

Semiconductors & Semiconductor Equipment-0.1%

Entegris, Inc.	BTL-B	Baa3	BBB-	2.11	1 ML+2.00%	11/06/2025	211,196	210,866

Software-7.8%

Almonde, Inc.	BTL-B	B2	CCC+	4.50	3 ML+3.50%	06/13/2024	490,218	479,750
Almonde, Inc.	BTL	Caa2	CCC-	8.25	6 ML+7.25%	06/13/2025	230,000	230,986
BY Crown Parent LLC	BTL-B1	B1	B-	4.00	1 ML+3.00%	02/02/2026	398,432	397,934
Ceridian HCM Holding, Inc.	BTL-B	B1	B+	2.58	1 WL+2.50%	04/30/2025	570,535	561,799
Dcert Buyer, Inc.	BTL-B	B2	B-	4.11	1 ML+4.00%	10/16/2026	654,597	652,960
E2Open LLC	BTL-B	B2	B	4.00	3 ML+3.50%	10/29/2027	490,000	488,775
Emerald Topco, Inc.	BTL	B2	B	3.71	3 ML+3.50%	07/24/2026	438,325	434,901
Epicor Software Corp	BTL	B2	B-	4.00	1 ML+3.25%	07/30/2027	1,082,468	1,078,747
Epicor Software Corp	2nd Lien	Caa2	CCC	8.75	1 ML+7.75%	07/31/2028	240,000	247,600
Hyland Software, Inc.	BTL	B1	B-	4.25	1 ML+3.50%	07/01/2024	1,432,662	1,430,074
Hyland Software, Inc.	2nd Lien	Caa1	CCC	7.75	1 ML+7.00%	07/07/2025	470,800	470,800
Panther Purchaser LP	BTL	B3	B-	TBD		01/07/2028	755,000	750,596
Realpage, Inc.	1st Lien	B2	B-	3.75	1 ML+3.25%	04/24/2028	860,000	855,341
SS&C Technologies, Inc.	BTL-B3	Ba2	BB+	1.86	1 ML+1.75%	04/16/2025	429,608	424,715
SS&C Technologies, Inc.	BTL	Ba2	BB+	1.86	1 ML+1.75%	04/16/2025	320,768	317,119
SS&C Technologies, Inc.	BTL-B5	Ba2	BB+	1.86	1 ML+1.75%	04/16/2025	748,493	740,073
UKG, Inc.	BTL	B1	B-	4.00	3 ML+3.25%	05/04/2026	339,150	338,726
Ultimate Software Group, Inc.	BTL-B	B1	B-	3.86	1 ML+3.75%	05/04/2026	669,800	668,405
Zelis Payments Buyer, Inc.	BTL	Caa1	B	3.62	1 ML+3.50%	09/30/2026	987,525	982,411

								11,551,712

Specialty Retail-3.5%

Great Outdoors Group LLC	BTL-B	B1	B+	5.00	6 ML+4.25%	03/06/2028	1,032,413	1,030,691
Harbor Freight Tools USA, Inc.	BTL-B	Ba3	BB-	3.75	1 ML+3.00%	10/19/2027	508,515	507,689
LBM Acquisition LLC	BTL-B	B2	B	TBD		12/17/2027	473,846	471,329
LBM Acquisition LLC(6)	Delayed Draw	B2	B	TBD		12/17/2027	105,299	104,740
Les Schwab Tire Centers	BTL-B	B2	B	4.25	6 ML+3.50%	11/02/2027	299,250	299,001
Michaels Stores, Inc.	BTL-B	Ba3	B+	4.25	1 ML+3.50%	10/01/2027	439,943	438,843
Petco Animal Supplies, Inc.	BTL-B	B2	B	TBD		03/03/2028	510,000	507,632
PetSmart, Inc.	BTL-B	B1	BB-	4.50	3 ML+3.75%	02/12/2028	410,000	409,317
SRS Distribution, Inc.	BTL-B	B3	B	4.36	1 ML+4.25%	05/23/2025	350,563	348,956
Staples, Inc.	BTL	B1	B	5.21	3 ML+5.00%	04/16/2026	497,499	485,528
White Cap Buyer LLC	BTL-B	Ba2	BB-	4.50	6 ML+4.00%	10/19/2027	533,663	532,254

								5,135,980

Tech Hardware,Storage & Peripheral-0.2%

Cardtronics USA, Inc.	BTL-B	Ba2	BB+	5.00	1 ML+4.00%	06/29/2027	287,825	287,393

Trading Companies & Distributors-1.5%

American Builders & Contractors Supply Co., Inc.	BTL	Ba2	BB+	2.11	1 ML+2.00%	01/15/2027	785,505	779,123
Beacon Roofing Supply, Inc.	BTL-B	B2	BB	2.36	1 ML+2.25%	01/02/2025	239,844	238,420
Foundation Building Materials, Inc.	BTL	B2	B	TBD		02/03/2028	256,602	253,876
Foundation Building Materials, Inc.	Delayed Draw	B2	B	TBD		02/03/2028	148,396	146,818
HD Supply Waterworks, Ltd.	BTL-B	B2	B	3.75	3 ML+2.75%	08/01/2024	437,290	435,376
Univar USA, Inc.	BTL-B3	Ba3	BB+	2.36	1 ML+2.25%	07/01/2024	413,296	411,333

								2,264,946

Total Loans (cost $128,829,673)								127,258,606

U.S. CORPORATE BONDS & NOTES-4.7%
Auto Components-0.2%

Clarios Global LP / Clarios US Finance Co.*	Company Guar. Notes	Caa1	CCC+	8.50		05/15/2027	250,000	269,190

Building Products-0.2%

Advanced Drainage Systems, Inc.*	Senior Notes	B1	B	5.00		09/30/2027	220,000	230,465

Construction & Engineering-0.5%

Brand Energy & Infrastructure Services, Inc.*	Senior Notes	Caa2	CCC	8.50	07/15/2025	250,000	251,950
PowerTeam Services LLC*	Senior Sec. Notes	B3	B-	9.03	12/04/2025	420,000	466,326

							718,276

Entertainment-0.0%

Cinemark USA Inc.*	Company Guar. Notes	Caa1	B	5.88	03/15/2026	300,000	307,182

Health Care Providers & Services-0.2%

CHS/Community Health Systems, Inc.*	Senior Sec. Notes	Caa1	B-	4.75	02/15/2031	305,000	297,955

Hotels, Restaurants & Leisure-0.0%

Boyd Gaming Corp	Company Guar. Notes	Caa1	B	4.75	12/01/2027	250,000	254,808
Boyd Gaming Corp*	Company Guar. Notes	Caa1	B	8.63	06/01/2025	250,000	278,000
Caesars Entertainment, Inc.*	Senior Notes	Caa1	CCC+	8.13	07/01/2027	150,000	165,480

							698,288

Media-0.3%

Houghton Mifflin Harcourt Publishers, Inc.*	Senior Notes	Caa1	B	9.00	02/15/2025	400,000	428,000

Oil, Gas & Consumable Fuels-0.8%

EQM Midstream Partners LP*		Ba3	BB-	4.75	01/15/2031	330,000	320,100
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.*	Company Guar. Notes	Caa2	B-	8.75	04/15/2023	775,000	824,988

							1,145,088

Software-0.4%

SS&C Technologies, Inc.*	Company Guar. Notes	B2	B+	5.50	09/30/2027	500,000	532,000

Specialty Retail-0.5%

BCPE Ulysses Intermediate, Inc.*	Senior Notes	Caa2	CCC+	7.75	04/01/2027	230,000	238,625
L Brands, Inc.*	Company Guar. Notes	B2	BB-	6.63	10/01/2030	405,000	458,916

							697,541

Thrifts & Mortgage Finance-0.8%

Freedom Mortgage Corp*	Senior Notes	B2	B	7.63	05/01/2026	235,000	246,597
Genworth Mortgage Holdings, Inc.*	Senior Notes	Ba3	NR	6.50	08/15/2025	245,000	264,752
Home Point Capital, Inc.*	Company Guar. Notes	B2	n/a	5.00	02/01/2026	425,000	420,750
LD Holdings Group LLC*	Company Guar. Notes	B2	B+	6.50	11/01/2025	285,000	298,623

							1,230,722

Trading Companies & Distributors-0.2%

Performance Food Group, Inc.*	Senior Notes	B2	B	5.50	10/15/2027	315,000	329,414

Total U.S. Corporate Bonds & Notes (cost $6,533,140)							6,884,121

FOREIGN CORPORATE BONDS & NOTES-2.2%
Airlines-0.1%

Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd*	Senior Sec. Notes	Ba3	NR	5.75	01/20/2026	90,000	95,652
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd*	Senior Sec. Notes	Ba3	NR	8.00	09/20/2025	295,000	333,350

							429,002

Containers & Packaging-0.3%

Ardagh Packaging Finance PLC*	Senior Sec. Notes	B1	BB-	4.13	08/15/2026	390,000	400,355

Hotels, Restaurants & Leisure-0.5%

Carnival Corp*	Senior Sec. Notes	Ba2	BB-	11.50	04/01/2023	500,000	573,125
Royal Caribbean Cruises Ltd*	Company Guar. Notes	B2	B+	9.13	06/15/2023	175,000	192,838

							765,963

Media-0.3%

Virgin Media Secured Finance PLC*	Senior Sec. Notes	Ba3	BB-	4.50	08/15/2030	400,000	403,500

Pharmaceuticals-0.6%

Bausch Health Cos, Inc.*	Company Guar. Notes	B3	B	5.00	01/30/2028	485,000	494,311
Bausch Health Cos, Inc.*	Company Guar. Notes	B3	B	9.00	12/15/2025	385,000	418,206

							912,517

Wireless Telecommunication Services-0.3%

Vmed O2 UK Financing I PLC*	Senior Sec. Notes	Ba3	BB-	4.25	01/31/2031	400,000	388,840

Total Foreign Corporate Bonds & Notes (cost $3,117,991)							3,300,177

COMMON STOCKS-0.4%
Energy Equipment & Services-0.0%

Philadelphia Energy Solutions LLC, Class A†(7)						35,161	352

Industrial Conglomerates-0.2%

AFG Holdings, Inc.†(7)						14,309	314,798

Oil, Gas & Consumable Fuels-0.2%

Ascent Resources Marcellus LLC, Class A†(5)(7)						187,384	149,908
Foresight Energy LLC†(5)(7)						9,907	94,183

							244,091

Total Common Stocks (cost $1,746,694)							559,241

EXCHANGE-TRADED FUNDS-3.1%
SPDR Blackstone Senior Loan ETF (cost $4,555,946)						99,100	4,532,834

WARRANTS - 0.0%
Oil, Gas & Consumable Fuels-0.0%

Ascent Resources Marcellus LLC†(5)(7)
Expires 03/30/2023
(strike price $6.15)
(cost $4,625)						48,515	485

ESCROWS AND LITIGATION TRUSTS-0.0%

Paragon Offshore, Ltd.†(5)
(cost $4,143)	Escrow Holding	NR	NR	6.00	07/18/2021	4,516	0

Total Long-Term Investment Securities (cost $144,792,212)							142,535,464

SHORT-TERM INVESTMENT SECURITIES-2.5%
Registered Investment Companies-2.5%

State Street Institutional Liquid Reserves Fund, Administration Class 0.00%(8)
(cost $3,721,006)						3,720,261	3,721,006

REPURCHASE AGREEMENTS-8.1%

Bank of America Securities LLC Joint Repurchase Agreement(14)						2,825,000	2,825,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)						2,000,000	2,000,000
BNP Paribas SA Joint Repurchase Agreement(14)						1,730,000	1,730,000
Deutsche Bank AG Joint Repurchase Agreement(14)						2,665,000	2,665,000
RBS Securities, Inc. Joint Repurchase Agreement(14)						2,665,000	2,665,000

Total Repurchase Agreements (cost $11,885,000)							11,885,000

TOTAL INVESTMENTS
(cost $160,398,218)						107.2%	158,141,470
Liabilities in excess of other assets						-7.2%	(10,591,629)

NET ASSETS						100.0%	$147,549,841

BTL Bank Term Loan
EUR Euro Currency
NR Security is not rated.
TBD - Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At March 31, 2020, the aggregate value of these securities was $9,929,491, representing 6.7% of net assets.
**	Denominated in United States Dollars unless otherwise noted.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of March 31, 2021
(2)	Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 58 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Security classified as Level 3 (see Note 1).
(6)	All or a portion of this holding is subject to unfunded loan commitments (see Note 10).
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
AFG Holdings, Inc.	01/22/2013	14,309	$911,111	$314,798	$22.00	0.21%
Ascent Resources Marcellus LLC, Class A	03/30/2018	187,384	567,151	149,908	0.80	0.10
Foresight Energy LLC	06/30/2020	9,907	82,859	94,183	9.51	0.07
Philadelphia Energy Solutions LLC, Class A	04/04/2018	35,161	185,574	352	0.01	0.00
Warrants
Ascent Resources Marcellus LLC	03/30/2018	48,515	4,625	485	0.01	0.00

				$559,726		0.38%

(8)	The rate shown is the 7-day yield as of March 31, 2021.
(9)	The referenced Index is less than 0.00% at the period end. The loan has an interest rate floor whereby the floating rate used in the coupon rate calculation cannot be less than zero.
(10)	Security in default of interest.
(11)	Company has filed for bankruptcy protection.
(12)	“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 5.25%. The security is also currently paying interest in the form of additional loans at 5.75%.
(13)	“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional loans at 3.00%.
(14)	See Note 2 for details of the Joint Repurchase Agreement.
(15)	“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 4.49%. The security is also currently paying interest in the form of additional loans at 0.01%.
(16)	“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 9.00%. The security is also currently paying interest in the form of additional loans at 5.00%.
(17)	“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional loans at 13.00%.

Index Legend

1 ME—1 Month Euribor

1 ML—1 Month USD LIBOR

1 WL—1 Week USD LIBOR

2 ML—2 Month USD LIBOR

3 ME—3 Month Euribor

3 ML—3 Month USD LIBOR

6 ME—6 Month Euribor

6 ML—6 Month USD LIBOR

USFRBPLR—US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	USD	1,975,709	EUR	1,676,000	04/30/2021	$—	$(9,285)

UBS AG	EUR	11,976,092	USD	14,146,986	04/30/2021	95,631	—
	USD	70,876	EUR	60,000	04/30/2021	—	(479)

						95,631	(479)

						—	—

Net Unrealized Appreciation/(Depreciation)						$95,631	$(9,764)

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Loans:
Energy Equipment & Services	$—	$369,768	$10,623	$380,391
Personal Products	—	—	354,915	354,915
Other Industries	—	126,523,300	—	126,523,300
U.S. Corporate Bonds & Notes:	—	6,884,121	—	6,884,121
Foreign Corporate Bonds & Notes	—	3,300,177	—	3,300,177
Common Stocks:
Oil, Gas & Consumable Fuels	—	—	244,091	244,091
Other Industries	—	315,150	—	315,150
Exchange-Traded Funds	4,532,834	—	—	4,532,834
Warrants	—	—	485	485
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investment Securities	3,721,006	—	—	3,721,006
Repurchase Agreements	—	11,885,000	—	11,885,000

Total Investments at Value	$8,253,840	$149,277,516	$610,114	$158,141,470

Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$95,631	$—	$95,631

LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$9,764	$—	$9,764

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
@	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2021 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principals (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund’s assets and liabilities classified in the fair value hierarchy as of March 31, 2021, is reported on a schedule at the end of the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior secured floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund’s Portfolio of Investments.

Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements.

Note 2. Repurchase Agreements

As of March 31, 2021, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	2.68%	$2,825,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $105,370,000, a repurchase price of $105,370,015, and a maturity date of April 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	08/15/2028	$97,841,000	$108,116,185

As of March 31, 2021, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	2.67%	$2,000,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 31, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $75,000,000, a repurchase price of $75,000,021, and a maturity date of April 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	08/15/2048	$67,550,000	$76,446,202

As of March 31, 2021, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	2.66%	$1,730,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,009, and a maturity date of April 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.75%	08/15/2042	$61,376,600	$66,297,550

As of March 31, 2021, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	2.67%	$2,665,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2021, bearing interest at a rate of 0.01% per annum, with aprincipal amount of $100,000,000, a repurchase price of $100,000,014, and a maturity date of April 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.13%	07/15/2023	$102,204,000	$102,071,128

As of March 31, 2021, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	2.67%	$2,665,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 31, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $100,000,000, a repurchase price of $100,000,014, and a maturity date of April 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	03/31/2028	$102,945,000	$102,015,577

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Security and Exchange Commission’s website at www.sec.gov.